Property and Equipment, Net - Schedule of Accumulated Depreciation Expense (Detail) - ColdQuanta, Inc. dba Infleqtion [Member] - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Property, Plant and Equipment [Line Items]
Total depreciation expense	$ 3,664	$ 2,518
Cost of revenue [Member]
Property, Plant and Equipment [Line Items]
Total depreciation expense	638	100
Research and development [Member]
Property, Plant and Equipment [Line Items]
Total depreciation expense	2,403	2,285
Seling, general and administrative [Member]
Property, Plant and Equipment [Line Items]
Total depreciation expense	$ 623	$ 133